Investment Objectives and Goals - FRANKLIN FEDERAL TAX-FREE INCOME FUND	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN FEDERAL TAX-FREE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.